Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Contract drilling	$ 638,050	$ 65,431
Costs and expenses
Contract drilling	(331,495)	(32,142)
General and administrative expenses	(45,386)	(52,614)	(19,715)
Depreciation expense	(127,698)	(11,619)	(395)
Costs and Expenses	(504,579)	(96,375)	(20,110)
Loss of hire insurance recovery	23,671	18,500
Operating income (loss)	157,142	(12,444)	(20,110)
Other income (expense)
Equity in earnings of Joint Venture		18,955	56,307
Interest income from Joint Venture	0	495	1,973
Interest expense	(104,685)	(10,384)	(858)
Other income	3,245	3,675	(62)
Income before income taxes	55,702	297	37,250
Income tax (expense) benefit	(21,713)	(3,200)	49
Net income (loss)	$ 33,989	$ (2,903)	$ 37,299
Earnings (loss) per common share, basic (Note 18)	$ 0.16	$ (0.01)	$ 0.25
Weighted average number of common shares, basic (Note 18)	216,901,000	195,447,944	150,000,000
Earnings (loss) per common share, diluted (Note 18)	$ 0.16	$ (0.01)	$ 0.25
Weighted average number of common shares, diluted (Note 18)	216,903,159	195,447,944	150,000,000